Note 21 - Fair Value Disclosures (Details) - Fair Value Assets, Measurements, Nonrecurring (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value Assets, Measurements, Nonrecurring [Line Items]
Impaired loans, fair value disclosure	$ 0	$ 0
Other real estate owned, fair value disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value Assets, Measurements, Nonrecurring [Line Items]
Impaired loans, fair value disclosure	0	0
Other real estate owned, fair value disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value Assets, Measurements, Nonrecurring [Line Items]
Impaired loans, fair value disclosure	8,410,298	4,794,369	2,038,805
Other real estate owned, fair value disclosure	571,950	6,568,781	491,536
Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value Assets, Measurements, Nonrecurring [Line Items]
Impaired loans, fair value disclosure	8,410,298	4,794,369	2,038,805
Other real estate owned, fair value disclosure	$ 571,950	$ 6,568,781	$ 491,536